LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED NOVEMBER 17, 2011 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN

SCHEDULE A

Effective December 1, 2011, the following information amends the section of each fund’s Statement of Additional Information titled “Management — Additional Officers”:

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Additional Officers:

Richard F. Sennett Born 1970 620 Eighth Avenue New York, NY 10018	Principal Financial Officer	Since 2011	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

James Crowley Born 1966 620 Eighth Avenue New York, NY 10018	Treasurer	Since 2011	Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Vice President and Controller within the Global Oversight group for certain mutual funds associated with Legg Mason & Co. or its affiliates (2010-2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (2006 to 2010)

Effective November 15, 2011, Mr. Rainer Greeven retired from his position as an Independent Trustee of the funds.

Effective December 1, 2011, Mr. Sennett and Mr. Crowley also serve as Principal Financial Officer and Treasurer, respectively, of Master Portfolio Trust, a registered investment company in which certain series of Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust invest. Mr. Greeven retired as an Independent Trustee of Master Portfolio Trust effective November 15, 2011.

SCHEDULE A

NAME OF FUND	Date of Prospectus
Legg Mason Partners Income Trust
Legg Mason Western Asset Adjustable Rate Income Fund	September 30, 2011
Legg Mason Western Asset California Municipals Fund	July 1, 2011
Legg Mason Western Asset Core Bond Fund	November 30, 2010
Legg Mason Western Asset Core Plus Bond Fund	November 30, 2010
Legg Mason Western Asset Corporate Bond Fund	May 1, 2011
Legg Mason Western Asset Global High Yield Bond Fund	May 1, 2011
Legg Mason Western Asset Global Inflation Management Fund	February 28, 2011
Legg Mason Western Asset High Income Fund	November 30, 2010
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate-Term Municipals Fund	July 31, 2011
Legg Mason Western Asset Managed Municipals Fund	July 1, 2011
Legg Mason Western Asset Massachusetts Municipals Fund	March 31, 2011
Legg Mason Western Asset Mortgage Backed Securities Fund	May 1, 2011
Legg Mason Western Asset Municipal High Income Fund	November 30, 2010
Legg Mason Western Asset New Jersey Municipals Fund	July 31, 2011
Legg Mason Western Asset New York Municipals Fund	July 31, 2011
Legg Mason Western Asset Oregon Municipals Fund	August 31, 2011
Legg Mason Western Asset Pennsylvania Municipals Fund	July 31, 2011
Legg Mason Western Asset Short Duration Municipal Income Fund	February 28, 2011
Legg Mason Western Asset Short-Term Bond Fund	May 1, 2011
Western Asset Short Term Yield Fund	June 15, 2011
Legg Mason Western Asset Strategic Income	November 30, 2010
Western Asset Emerging Markets Debt Portfolio	July 1, 2011

Legg Mason Partners Money Market Trust
Western Asset California Municipal Money Market Fund	July 31,2011
Western Asset California Tax Free Money Market Fund	December 31, 2010
Western Asset Connecticut Municipal Money Market Fund	December 31, 2010
Western Asset Government Money Market Fund	December 31, 2010
Western Asset Liquid Reserves	December 31, 2010
Western Asset Massachusetts Municipal Money Market Fund	July 31,2011
Western Asset Money Market Fund	December 31, 2010
Western Asset Municipal Money Market Fund	July 31,2011
Western Asset New York Municipal Money Market Fund	July 31,2011
Western Asset New York Tax Free Money Market Fund	December 31, 2010
Western Asset Tax Free Reserves	December 31, 2010
Western Asset U.S. Treasury Reserves	December 31, 2010

Legg Mason Partners Institutional Trust
Legg Mason Western Asset SMASh Series C Fund	February 28, 2011
Legg Mason Western Asset SMASh Series EC Fund	February 28, 2011
Legg Mason Western Asset SMASh Series M Fund	February 28, 2011
Western Asset Institutional AMT Free Municipal Money Market Fund	September 30, 2011
Western Asset Institutional Government Reserves	September 30, 2011
Western Asset Institutional Cash Reserves	December 31, 2010
Western Asset Institutional Liquid Reserves	December 31, 2010
Western Asset Institutional Tax Free Reserves	December 31, 2010
Western Asset Institutional U.S. Treasury Reserves	December 31, 2010

NAME OF FUND	Date of Prospectus
Legg Mason Partners Premium Money Market Trust
Western Asset Premium Liquid Reserves	December 31, 2010
Western Asset Premium Tax Free Reserves	December 31, 2010
Western Asset Premium U.S. Treasury Reserves	December 31, 2010

Legg Mason Partners Variable Income Trust
Legg Mason Western Asset Variable Global High Yield Bond Portfolio	May 1, 2011
Legg Mason Western Asset Variable High Income Portfolio	May 1, 2011
Legg Mason Western Asset Variable Money Market Portfolio	February 28, 2011
Legg Mason Western Asset Variable Strategic Bond Portfolio	May 1, 2011

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